SHARE CAPITAL AND RESERVES - The continuity of warrants (Details)	12 Months Ended
	Dec. 31, 2022 Options $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding at the beginning			49,486	933,340
Warrants exercised	(39,960)		(39,960)	(883,854)
Warrants cancelled/ expired			(9,526)
Warrants outstanding at the end				49,486	933,340
Weighted average exercise price, warrants outstanding at the beginning | $ / shares				$ 1.40	$ 1.31
Weighted average exercise price, warrants exercised | $ / shares		$ 1.38		1.31
Weighted average exercise price, warrants Cancelled | $ / shares		1.48
Weighted average exercise price, warrants outstanding at the end | $ / shares				$ 1.40	$ 1.31
Weighted average contractual remaining life				4 months 17 days	8 months 12 days
Weighted average fair value of warrants exercised | $ / shares		0.38		$ 0.55
Weighted average share price of warrants exercised | $ / shares		8.39		$ 8.18
Exercise price of $1.30 with August 11, 2021 expiry date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants, exercise Price | $ / shares					$ 1.30
Warrants outstanding at the beginning				714,462
Warrants exercised				(714,462)
Warrants outstanding at the end					714,462
Exercise price of $1.30 with August 13, 2021 expiry date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants, exercise Price | $ / shares					$ 1.30
Warrants outstanding at the beginning				113,399
Warrants exercised				(113,399)
Warrants outstanding at the end					113,399
Exercise price of $1.30 with May 12, 2022 expiry date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants, exercise Price | $ / shares	$ 1.30	1.30	$ 1.30		$ 1.30
Warrants outstanding at the beginning			25,154	39,475
Warrants exercised			(24,000)	(14,321)
Warrants cancelled/ expired			(1,154)
Warrants outstanding at the end				25,154	39,475
Exercise price of $1.50 with May 13, 2022 expiry date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants, exercise Price | $ / shares	1.50	1.50	$ 1.50		$ 1.50
Warrants outstanding at the beginning			8,372	36,052
Warrants exercised				(27,680)
Warrants cancelled/ expired			(8,372)
Warrants outstanding at the end				8,372	36,052
Exercise price of $1.50 with June 4, 2022 expiry date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants, exercise Price | $ / shares	$ 1.50	$ 1.50	$ 1.50		$ 1.50
Warrants outstanding at the beginning			15,960	25,845
Warrants exercised			(15,960)	(9,885)
Warrants outstanding at the end				15,960	25,845
Exercise price of $1.30 with June 10, 2022 expiry date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants, exercise Price | $ / shares					$ 1.30
Warrants outstanding at the beginning				4,107
Warrants exercised				(4,107)
Warrants outstanding at the end					4,107